8. Related Parties (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Parties Details Narrative
Amortization recognized as general and administrative	R$ 11,752	R$ 18,372	R$ 16,935